Contract Liabilities - Summary of Current and Non-current Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Non-current contract liabilities	₺ 170,445	₺ 164,764
Current contract liabilities	459,289	315,070
Revenue related to liabilities carried forward	₺ 315,070	₺ 290,408